Derivatives	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivatives
9.	DERIVATIVES

As described in Note 8, Debt, and Note 11, Convertible Preferred Stock and Equity, the Company identified certain embedded derivatives related to contingent requirements to repay its convertible notes at a substantial premium to par, as well as certain derivatives in its warrants in connection with its term loan. These derivatives are carried at estimated fair value on the accompanying Condensed Consolidated Balance Sheets as a portion of convertible notes, net and term loan, net. Changes in the estimated fair value of the derivatives are reported as other income (expense) in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss. Refer to Note 3, Fair Value Measurement, for additional information. The change in fair value of derivatives for the three months ended March 31, 2021 and 2020 was $3,597 and zero, respectively.

9.	DERIVATIVES

As described in Note 8, Debt, and Note 11, Convertible Preferred Stock and Equity, the Company identified certain embedded derivatives related to contingent requirements to repay its convertible notes at a substantial premium to par, as well as certain derivatives in its warrants in connection with its term loan. These derivatives are carried at estimated fair value on the accompanying Consolidated Balance Sheets as a portion of convertible notes, net and term loan, net. Changes in the estimated fair value of the derivatives are reported as other income (expense) in the accompanying Consolidated Statements of Operations. Refer to Note 3, Fair Value Measurement, for additional information. The change in fair value of derivatives for the year ended December 31, 2020 was $863.